CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income/(loss)	$ (524)	$ (274)	$ (2,747)	$ 6,052	$ (2,866)
Adjustments to reconcile net income/(loss) to cash flows from operating activities:
Loss/(income) from discontinued operations	0	(33)	(3,380)	(155)	143
Gain on deconsolidation of CEOC			0	(7,125)	0
Loss on extinguishment of debt			0	0	96
Depreciation and amortization			439	374	651
Amortization of deferred finance costs and debt discount/premium			24	38	438
Provision for doubtful accounts			11	11	50
Impairment of intangible and tangible assets			0	1	994
Share-based compensation expense			228	94	94
Deferred income taxes			2	(113)	(440)
Other non-cash adjustments to net income/(loss)			14	1	50
Net changes in:
Accounts receivable			(22)	(51)	12
Due to/due from affiliates, net			19	(28)	3
Inventories, prepayments and other current assets			(11)	1	(21)
Deferred charges and other			0	(17)	1
Accounts payable			39	(47)	(47)
Interest payable			(64)	(41)	342
Accrued expenses			50	45	(155)
Restructuring accruals			5,696	905	0
Deferred credits and other			10	(5)	(201)
Other			0	3	35
Cash flows provided by/(used in) operating activities	125	64	308	(57)	(821)
Cash flows from investing activities
Acquisitions of property and equipment, net of change in related payables	(72)	(44)	(220)	(341)	(991)
Deconsolidation of CEOC cash			0	(985)	0
Return of investment from discontinued operations	0	68	132	142	87
Contributions to discontinued operations			(56)	(15)	(89)
Proceeds from the sale and maturity of investments	5	20	46	29	24
Payments to Acquire Interest in Subsidiaries and Affiliates	10	0
Payments to acquire investments	(6)	(3)	(23)	(27)	0
Other	0	(1)	0	(3)	69
Cash flows used in investing activities	(83)	40	(121)	(1,200)	(900)
Cash flows from financing activities
Proceeds from long-term debt and revolving credit facilities	0	55	120	310	4,436
Debt issuance and extension costs and fees			0	0	(196)
Repayments of long-term debt and revolving credit facilities	(54)	(104)	(268)	(450)	(2,833)
Payment of contingent consideration			0	(1)	0
Repurchase of CIE shares and distribution of sale proceeds	0	(28)	(1,126)	(65)	0
Proceeds from sale of interest in subsidiary			0	0	8
Issuance of common stock, net of fees			0	0	136
Distributions to noncontrolling interest owners	(12)	(6)	(270)	(36)	0
Other	(7)	3	11	25	(30)
Cash flows provided by/(used in) financing activities	(73)	(80)	(1,533)	(217)	1,521
Cash flows from discontinued operations
Cash flows from operating activities	0	53	168	159	26
Cash flows from investing activities	0	(6)	4,379	(12)	(26)
Cash flows from financing activities	0	(68)	(76)	(158)	(5)
Net cash from discontinued operations	0	(21)	4,471	(11)	(5)
Change in cash, cash equivalents, and restricted cash classified as assets held for sale	0	18	112	(8)	(52)
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(31)	21	3,237	(1,493)	(257)
Cash, cash equivalents, and restricted cash, beginning of period	4,631	1,394	1,394	2,887	3,144
Cash, cash equivalents, and restricted cash, end of period	4,600	1,415	4,631	1,394	2,887
Supplemental Cash Flow Information
Cash paid for interest	75	80	634	696	2,070
Cash paid for income taxes	0	24	65	80	50
Capital Expenditures Incurred but Not yet Paid	$ (2)	$ 9	14	(35)	46
Change in assets acquired through financing activities and capital leases			$ 0	$ 0	$ 30